Trade Payables and Other Current Liabilities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other payable balances (except for advances from customers) denominated currencies	$ 941	$ 706
NIS unlinked [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other payable balances (except for advances from customers) denominated currencies	446	461
USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other payable balances (except for advances from customers) denominated currencies	447	215
Euro [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other payable balances (except for advances from customers) denominated currencies	$ 48	$ 30